SUBSEQUENT EVENTS (Details) - Spring Valley Acquisition III - General Fusion	Jan. 21, 2026 $ / shares shares
Subsequent Events
Subsequent Events
Purchase an aggregate unit	10,556,367
Price per unit issued | $ / shares	$ 10.2
Number of warrants in a unit	1
Exercise price | $ / shares	$ 12
Convertible Preferred Shares
Subsequent Events
Number of shares in a unit	1